Condensed financial information of the Company (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Stated rate	1.60%
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	$ 521,416,425	$ 525,946,603
Parent Company [Member] | XIN Development Group International Inc. [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	71,149,572	59,810,224
Loan facility, maximum borrowing amount	$ 50,000,000
Stated rate	17.50%
Accrued interest	$ 22,047,693	10,708,345
Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Amounts restricted including paid-in capital and statutory reserves	$ 387,450,518	$ 379,829,487